Segment information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) Customer Segment	Mar. 31, 2022 USD ($) Customer Segment	Mar. 31, 2021 INR (₨) Customer	Mar. 31, 2020 INR (₨) Customer
Disclosure of operating segments [line items]
Revenue	₨ 69,195	$ 912	₨ 54,491	₨ 53,303
Percentage of entity revenue	10.00%	10.00%
Number of geographical segments | Segment	1	1
Number of major customers more than ten percentage of revenue | Customer	5	5	4	4
Four Major Customers [Member]
Disclosure of operating segments [line items]
Revenue			₨ 23,175	₨ 23,312
Four Major Customers [Member] | Wind Power [Member]
Disclosure of operating segments [line items]
Revenue			14,676	15,982
Four Major Customers [Member] | Solar Power [Member]
Disclosure of operating segments [line items]
Revenue			₨ 8,499	₨ 7,330
Five Major Customers Member
Disclosure of operating segments [line items]
Revenue	₨ 35,290
Five Major Customers Member | Wind Power [Member]
Disclosure of operating segments [line items]
Revenue	22,510
Five Major Customers Member | Solar Power [Member]
Disclosure of operating segments [line items]
Revenue	₨ 12,780